Summary of significant accounting policies - Schedule of contract balance (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of significant accounting policies
Opening Balance	¥ 109,180,373		¥ 191,388,528
Decrease, net	(35,727,136)		(82,208,155)
Ending Balance	73,453,237	$ 10,345,672	109,180,373
Opening Balance	3,251,684		7,476,002
(Decrease) increase, net	9,659,281		(4,224,318)
Ending Balance	12,910,965		3,251,684
Opening Balance	275,011,206		223,104,331
Decrease) increase, net	32,830,098		51,906,875
Ending Balance	¥ 307,841,304		¥ 275,011,206